Restatement - Disclosure of restatement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Restatement [Line Items]
Revenue	$ 17,236,773	$ 13,286,184	$ 14,397,158
Cost of sales	$ 13,360,068	9,706,044	10,344,333
Previously stated [Member]
Disclosure Of Restatement [Line Items]
Revenue		11,884,578	13,500,403
Cost of sales		8,304,438	9,447,578
Restatement [Member]
Disclosure Of Restatement [Line Items]
Revenue		1,401,606	896,755
Cost of sales		$ 1,401,606	$ 896,755